[Letterhead of Dechert LLP]
October 5, 2007
VIA EDGAR
Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street NE
Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”) File Nos. 33-17619 and 811-5349 Post-Effective Amendment No. 167
Ladies and Gentlemen:
On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 167 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act. This Registration Statement is being filed for the purpose of introducing the Goldman Sachs Local Emerging Markets Debt Fund, a new series of the Registrant.
No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3459.
Very truly yours,
/s/ Reza Pishva
Reza Pishva